FINANCE INCOME AND COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income (Cost) [Abstract]
Interest expense on loans payable and convertible notes (see Note 20 and 21)	$ 71,701	$ 40,723	$ 18,869
Leasing arrangements (see Note 12)	38,594	32,885	26,011
Unrealized foreign exchange losses on lease liabilities (see Note 12)	1,717	9,689	8,553
Finance expense on financial liabilities at fair value through profit or loss (see Notes 20, 21 and 25)	11,239	1,132	8,420
Loss on extinguishment of debt (see Note 20)	0	18,485	0
Total finance costs	123,251	102,914	61,853
Gain on extinguishment of debt (see Note 21)	8,765	0	2,669
Gain on derecognition of lease liabilities	1,487	0	4,468
Interest income	136	90	56
Finance income on financial liabilities at fair value through profit or loss (see Note 21)	64,633	0	0
Finance income	$ 75,021	$ 90	$ 7,193